INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION (BENEFIT) FOR INCOME TAXES FROM CONTINUED OPERATIONS

The provision (benefit) for income taxes from continued operations for the years ended September 30, 2021, and 2020 consist of the following:

	September 30,
	2021	2020
Current:
Federal	$—	$—
State	—	—
Current Federal and State Income Tax Expense (Benefit)	$—	$—

Deferred:
Federal	$(692,230)	$(239,000)
State	(591,835)	—
Deferred Federal and State Income Tax Expense (Benefit)	(1,284,065)	(239,000)
Change in valuation allowance	1,284,065	239,000
Provision (benefit) for income taxes, net	$—	$—

SCHEDULE OF FEDERAL STATUTORY CORPORATE TAX RATE AND ACTUAL INCOME TAX EXPENSE

The difference between income tax expense computed by applying the federal statutory corporate tax rate and actual income tax expense is as follows:

	September 30,
	2021	2020
Statutory federal income tax rate	21.0%	21.0%
Non-deductible stock-based compensation and other permanent differences	1.3	(0.1)
Change in state statutory tax rate	19.06	(0.0)
Change in valuation allowance	(41.36)	(20.90)
Effective tax rate	0.0%	0.0%

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES
	September 30,
	2021	2020
Net operating loss carry forward	$6,961,203	$6,127,000
Deferred compensation	3,126,502	2,696,000
Valuation allowance	(10,087,705)	(8,823,000)
Deferred income tax asset	$—	$—